Interest Rate Swap (Tables)	12 Months Ended
Dec. 31, 2012
Interest Rate Swap [Abstract]
Debt Refinance General Terms Swap [Table Text Block]

The general terms of the swap are as follows:

Notional Amount:	$11,000,000
Issue Date:	11/13/2012
Maturity Date:	11/2/2015
Fixed Rate:	0.64%
Floating Rate:	Determined monthly per index, originated at 0.209%
Floating Index:	USD LIBOR 1 Month BBA Bloomberg